Statements of Changes In Stockholders’ (Deficit) Equity - USD ($)	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Nov. 04, 2020
Balance (in Shares) at Nov. 04, 2020
Issuance of Class B common stock to Sponsor	$ 863	24,137		25,000
Issuance of Class B common stock to Sponsor (in Shares)	8,625,000
Net income (loss)			(1,000)	(1,000)
Balance at Dec. 31, 2020	$ 863	24,137	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020	8,625,000
Accretion for Class A common stock to redemption amount		(24,137)	(33,948,742)	(33,972,879)
Net income (loss)			6,339,281	6,339,281
Balance at Dec. 31, 2021	$ 863		$ (27,610,461)	$ (27,609,598)
Balance (in Shares) at Dec. 31, 2021	8,625,000